Provisions - additional information (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 3,377		$ 3,180
Balance at the end of previous year				3,377		$ 3,180
Additions from acquired companies		0		2
Increase in provisions recognized in the income statement		404		1,155
Release of provisions recognized in the income statement		123		(311)
Provisions used in conformity with designated purpose		659		(628)
Capitalized reinstatement costs		(1)		1
Foreign currency translation / unwind of discount		(8)		(21)
Balance at the end of period		2,861		3,377
Personnel related restructuring provisions		40		50
Personnel related provisions for onerous lease contracts		61		170
Real estate related reinstatement costs for leasehold improvements		89		89
Real estate related provisions for onerous lease contracts		11		42
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		46
Balance at the end of previous year				46
Additions from acquired companies	[1]	0
Increase in provisions recognized in the income statement	[1]	15
Release of provisions recognized in the income statement	[1]	0
Provisions used in conformity with designated purpose	[1]	16
Capitalized reinstatement costs	[1]	0
Foreign currency translation / unwind of discount	[1]	(1)
Balance at the end of period		44		46
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,827	[2],[3]	2,508
Balance at the end of previous year				2,827
Additions from acquired companies	[2]	0
Increase in provisions recognized in the income statement		258	[2]	905	[3]
Release of provisions recognized in the income statement		81	[2]	(220)	[3]
Provisions used in conformity with designated purpose		518	[2]	(350)	[3]
Capitalized reinstatement costs	[2]	0
Foreign currency translation / unwind of discount	[3]	(12)	[2]	(16)
Balance at the end of period	[2],[3]	2,475		2,827
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		121
Balance at the end of previous year				224
Additions from acquired companies		0
Increase in provisions recognized in the income statement		105
Release of provisions recognized in the income statement		22
Provisions used in conformity with designated purpose		99
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		1
Balance at the end of period		106	[4]	121
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		102
Balance at the end of previous year				131
Additions from acquired companies		0
Increase in provisions recognized in the income statement		4
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		7
Capitalized reinstatement costs		(1)
Foreign currency translation / unwind of discount		1
Balance at the end of period		100	[5]	102
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		70
Balance at the end of previous year				70
Additions from acquired companies	[6]	0
Increase in provisions recognized in the income statement	[6]	6
Release of provisions recognized in the income statement	[6]	7
Provisions used in conformity with designated purpose	[6]	0
Capitalized reinstatement costs	[6]	0
Foreign currency translation / unwind of discount	[6]	1
Balance at the end of period		70	[6]	70
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	78
Balance at the end of previous year				78
Additions from acquired companies		0
Increase in provisions recognized in the income statement		16
Release of provisions recognized in the income statement		12
Provisions used in conformity with designated purpose		18
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		1
Balance at the end of period		66		78	[6]
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		3,341		3,130
Balance at the end of previous year				3,341
Additions from acquired companies		0		2
Increase in provisions recognized in the income statement		376		1,117
Release of provisions recognized in the income statement		(119)		(301)
Provisions used in conformity with designated purpose		(632)		(587)
Reclassifications		(1)		0
Foreign currency translation / unwind of discount		(8)		(20)
Balance at the end of period		2,825		3,341
Personnel related restructuring provisions		33		40
Personnel related provisions for onerous lease contracts		61		170
Real estate related reinstatement costs for leasehold improvements		82		83
Real estate related provisions for onerous lease contracts		10		40
UBS AG | Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		45
Balance at the end of previous year				45
Additions from acquired companies	[1]	0
Increase in provisions recognized in the income statement		13
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(15)
Reclassifications		0
Foreign currency translation / unwind of discount		(1)
Balance at the end of period		41		45
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,827	[2],[3]	2,508
Balance at the end of previous year				2,827
Additions from acquired companies	[7]	0
Increase in provisions recognized in the income statement	[3]	258	[2]	905
Release of provisions recognized in the income statement	[3]	(81)	[2]	(220)
Provisions used in conformity with designated purpose	[3]	(518)	[2]	(350)
Reclassifications	[2]	0
Foreign currency translation / unwind of discount	[3]	(12)	[2]	(16)
Balance at the end of period	[2],[3]	2,475		2,827
UBS AG | Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		112
Balance at the end of previous year				215
Additions from acquired companies		0
Increase in provisions recognized in the income statement		87
Release of provisions recognized in the income statement		(19)
Provisions used in conformity with designated purpose		(83)
Reclassifications		0
Foreign currency translation / unwind of discount		1
Balance at the end of period		99	[7]	112
UBS AG | Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		94
Balance at the end of previous year				122
Additions from acquired companies		0
Increase in provisions recognized in the income statement		4
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(7)
Reclassifications		0
Foreign currency translation / unwind of discount		1
Balance at the end of period		92	[8]	94
UBS AG | Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		55
Balance at the end of previous year				55
Additions from acquired companies	[6]	0
Increase in provisions recognized in the income statement	[6]	6
Release of provisions recognized in the income statement	[6]	(7)
Provisions used in conformity with designated purpose	[6]	0
Reclassifications	[6]	0
Foreign currency translation / unwind of discount	[6]	0
Balance at the end of period		54	[6]	55
UBS AG | Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	77
Balance at the end of previous year				77
Additions from acquired companies		0
Increase in provisions recognized in the income statement		8
Release of provisions recognized in the income statement		(12)
Provisions used in conformity with designated purpose		(9)
Reclassifications		(1)
Foreign currency translation / unwind of discount		1
Balance at the end of period		$ 64		$ 77	[6]

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3, item 4 and item 7) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.

[4]
Primarily consists of personnel-related restructuring provisions of USD 40 million as of 31 December 2019 (31 December 2018: USD 50 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million).

[5]
Consists of reinstatement costs for leasehold improvements of USD 89 million as of 31 December 2019 (31 December 2018: USD 89 million) and provisions for onerous contracts of USD 11 million as of 31 December 2019 (31 December 2018: USD 42 million).

[6]	Includes provisions for sabbatical and anniversary awards.
[7]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[8]
Primarily consists of personnel-related restructuring provisions of USD 33 million as of 31 December 2019 (31 December 2018: USD 40 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million).